Equity Method Investment in the Joint Venture - (Narrative) (Detail) - USD ($) $ in Thousands		9 Months Ended			12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Schedule of Equity Method Investments [Line Items]
Ownership percentage in Joint Venture	41.00%	41.00%			30.00%
Ownership percentage acquired in exchange		30.00%			30.00%
Loss from Equity Method Investment in the Joint Venture		$ 104,497	$ 65,805	$ 43,103	$ 70,487	$ 58,680
Investment in the Joint Venture		1,796,512			1,211,996	1,298,759
Net book value of assets					$ 1,483,522	$ 1,620,226
Shares received from Joint Venture	49,285,713
Additional ownership percentage acquired	11.00%
Loss on equity method investment		$ 13,900
Legacy CHC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage investment exchanged for membership interest in Joint Venture		45.615%			45.615%
Legacy CHC [Member] | Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in Joint Venture		54.385%			54.385%